SCHEDULE OF INTELLECTUAL PROPERTY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	$ 179,801
Cost, ending balance	56,426	$ 179,801
Net book value	56,426	179,801
Patent [member]
IfrsStatementLineItems [Line Items]
Net book value
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Net book value		109,269
Brand names [member]
IfrsStatementLineItems [Line Items]
Net book value
Computer software [member]
IfrsStatementLineItems [Line Items]
Net book value	56,426	70,532
Goodwill [member]
IfrsStatementLineItems [Line Items]
Net book value
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	362,614	6,754,340
Additions		4,684
Foreign exchange translation		288,929
Impairment	(87,415)	(6,685,339)
Cost, ending balance	275,199	362,614
Gross carrying amount [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	41,931	41,931
Additions
Foreign exchange translation
Impairment
Cost, ending balance	41,931	41,931
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	197,000	197,000
Additions
Foreign exchange translation
Impairment	(87,415)
Cost, ending balance	109,585	197,000
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022		23,000
Additions
Foreign exchange translation		1,571
Impairment		(24,571)
Cost, ending balance
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	123,683	552,000
Additions		4,684
Foreign exchange translation		29,576
Impairment		(462,577)
Cost, ending balance	123,683	123,683
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022		5,940,409
Additions
Foreign exchange translation		257,782
Impairment		(6,198,191)
Cost, ending balance
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	182,813	220,030
Charge for the year	35,960	179,482
Foreign exchange translation		13,726
Impairment		(230,425)
Balance at December 31, 2023	218,773	182,813
Accumulated depreciation and amortisation [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	41,931	41,931
Charge for the year
Foreign exchange translation
Impairment
Balance at December 31, 2023	41,931	41,931
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	87,731	60,414
Charge for the year	21,854	27,317
Foreign exchange translation
Impairment
Balance at December 31, 2023	109,585	87,731
Accumulated depreciation and amortisation [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022		3,450
Charge for the year		4,719
Foreign exchange translation		431
Impairment		(8,600)
Balance at December 31, 2023
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	53,151	114,235
Charge for the year	14,106	147,446
Foreign exchange translation		13,295
Impairment		(221,825)
Balance at December 31, 2023	67,257	53,151
Accumulated depreciation and amortisation [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022
Charge for the year
Foreign exchange translation
Impairment
Balance at December 31, 2023